INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:-	INTANGIBLE ASSETS, NET

a.	Composition of intangible assets and deferred charges, grouped by major classifications, is as follows:

	December 31,
	2011	2010

Original amounts:

Technology	$48,003	$48,003
Customer Relationships	5,092	4,466
Marketing Rights and Patents	3,316	3,278
In-process research and development	445	445
Backlog	526	432
Other	3,475	3,596

	60,857	60,220

Accumulated amortization:

Technology	6,986	813
Customer Relationships	859	60
Marketing Rights and Patents	669	466
In-process research and development	38	-
Backlog	472	73
Other	1,906	1,355

	10,930	2,767

	$49,927	$57,453

b.	Amortization expenses amounted to $ 11,351, $ 3,294 and $ 2,856 for the years ended December 31, 2011, 2010 and 2009, respectively.

c.	Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2012	$8,006
2013	7,952
2014	7,289
2015	7,103
2016	7,059
2017 and thereafter	12,518

$49,927